General Information - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	Aegonplein 50, 2591 TV, The Hague
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance.
Number of employees	15,658	15,478
Aegon N.V [member]
Disclosure of general information [Line Items]
Country of Incorporation	Bermuda
Address of entity	Aegonplein 50, 2591 TV, The Hague
Description of nature operations and principal activities	Aegon Ltd. (or “the Company”) and its subsidiaries (“Aegon” or “the Group”) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance and general insurance.
Number of employees	0
Bottom of range [member]
Disclosure of general information [Line Items]
Number of employees	15,700	15,500
Bottom of range [member] | Aegon N.V [member]
Disclosure of general information [Line Items]
Number of employees	15,700	15,500